General Information	6 Months Ended
Jun. 30, 2022
Disclosure Of General Information [Abstract]
General Information
1. GENERAL INFORMATION
These unaudited consolidated financial statements are the interim financial statements of
 LumiraDx Limited
(“the Company”) and its subsidiaries (“the Group”), for the six-month period ended June 30, 2022 (“the Interim Financial Statements”).
The Company is an exempted company limited by shares incorporated in the Cayman Islands (registered number 314391) with registered offices situated at the offices of Ocorian Trust (Cayman) Limited, PO Box 1350, Windward 3, Regatta Office Park,, Grand Cayman
KY1-1108
.

On April 6, 2021, the Company entered into an initial business combination agreement (“the Merger”) with CA HealthcareAcquisition Corp. (“CAH”), a publicly held special purpose acquisition company. The shareholders of CAH agreed to exchange their interests for new common shares in the share capital of the Company. The Merger completed on September 28, 2021 (the “acquisition date”). At the acquisition date, the Company became the ultimate legal parent of CAH. The Company’s common shares are traded on the NASDAQ Global Market under the ticker symbol LMDX and its warrants are traded under LMDXW. The Company’s A Ordinary shares are not publicly traded.